Investments - Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cost or Amortized Cost
Due in one year or less	$ 11.2
Due after one year through five years	32.5
Due after five years through ten years	118.8
Due after ten years	459.4
Total	621.9
Cost or Amortized Cost	760.8	$ 774.0
Fair Value
Due in one year or less	11.5
Due after one year through five years	35.2
Due after five years through ten years	147.3
Due after ten years	621.4
Total	815.4
Fair Value	956.7	883.9
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	102.1
Cost or Amortized Cost	102.1	80.4
Fair Value
Fair Value	102.4
Fair Value	102.4	78.7
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	5.0
Cost or Amortized Cost	5.0	3.5
Fair Value
Fair Value	5.0
Fair Value	5.0	3.3
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	31.8
Cost or Amortized Cost	31.8	37.0
Fair Value
Fair Value	33.9
Fair Value	$ 33.9	$ 38.2